Consolidated Statements of Changes in Stockholders Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Mar. 31, 2010	$ 86,034	$ 39,585,228	$ (35,202,910)	$ 4,468,352
Beginning Balance (Shares) at Mar. 31, 2010	86,033,774
Share issue costs (ShareIssueCosts)		(104,729)		(104,729)
Exercise of warrants	224	46,712		46,935
Exercise of warrants (Shares)	223,500
Fair value of options granted		142,212		142,212
Net loss for the period			(2,747,891)	(2,747,891)
Consultant compensation	550	125,950		126,500
Consultant compensation (Shares)	550,000
For private placements	7,964	1,500,593		1,508,558
For private placements (Shares)	7,964,429
Option consideration	1,500	268,500		270,000
Option consideration (Shares)	1,500,000
Settlement of accounts payable	437	59,563		60,000
Settlement of accounts payable (Shares)	436,929
Fair value of restricted stock units granted	275	41,923		42,198
Fair value of restricted stock units granted (Shares)	275,000
Ending Balance at Mar. 31, 2011	96,984	41,665,952	(37,950,801)	3,812,135
Ending Balance (Shares) at Mar. 31, 2011	96,983,632
For public offering	89,060	10,979,302		11,068,362
For public offering (Shares)	89,060,000
Exercise of option to reduce royalty	7,726	1,073,949		1,081,675
Exercise of option to reduce royalty (Shares)	7,726,250
Share issue costs (ShareIssueCosts)		(13,177)		(13,177)
Public offering costs		(1,466,723)		(1,466,723)
Exercise of options	150	19,930		20,080
Exercise of options (Shares)	150,000
Exercise of warrants	183	45,691		45,874
Exercise of warrants (Shares)	183,500
Fair value of options granted		277,283		277,283
Fair value of warrants issued		1,532,231		1,532,231
Net loss for the period			(5,121,372)	(5,121,372)
Ending Balance at Mar. 31, 2012	194,103	54,114,438	(43,072,173)	11,236,368
Ending Balance (Shares) at Mar. 31, 2012	194,103,382
Fair value of options granted		90,583		90,583
Net loss for the period			(379,151)	(379,151)
Ending Balance at Jun. 30, 2012	$ 194,103	$ 54,205,021	$ (43,451,324)	$ 10,947,800
Ending Balance (Shares) at Jun. 30, 2012	194,103,382